INCOME TAX - Rates (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)
INCOME TAX
Corporate income tax rate (in percent)	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%
State income tax rate	0.05%	0.05%	0.05%	0.60%	0.60%	0.30%	0.30%
Income tax expense	$ 9
United States
INCOME TAX
Corporate income tax rate (in percent)	21.00%	21.00%	21.00%
California
INCOME TAX
State income tax rate	8.84%	8.84%	8.84%
Hong Kong | Assessable profits on the first HK$2 million
INCOME TAX
State income tax rate	8.25%	8.25%	8.25%
Assessable profits		$ 2
Hong Kong | Any assessable profits in excess
INCOME TAX
State income tax rate	16.50%	16.50%	16.50%
Assessable profits		$ 2
Australia
INCOME TAX
Corporate income tax rate (in percent)	30.00%	30.00%	30.00%
PRC
INCOME TAX
State income tax rate	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%
Income tax expense	$ 0			$ 0		$ 0
Assessable profits | ¥			¥ 0		¥ 0		¥ 0
Cayman Islands
INCOME TAX
Corporate income tax rate (in percent)	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%